LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term (in years)
Operating leases	2 years 4 months 17 days	2 years 5 months 4 days	2 years 10 months 24 days
Weighted-average discount rate
Operating leases	3.80%	4.30%	4.50%
Land use right
Weighted-average remaining lease term (in years)
Operating leases	39 years 8 months 4 days	43 years 2 months 4 days	44 years 2 months 1 day
Weighted-average discount rate
Operating leases	4.00%	4.70%	4.70%